Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Outstanding Stock Options

The following tables summarize certain information related to outstanding stock options under the Lonestar Resources Limited 2012 Employee Share Option Plan and the Lonestar Resources US Inc. 2016 Incentive Plan, which replaced the Lonestar Resources Limited 2012 Employee Share Option Plan following the Reorganization:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2015	849,936	$15.50	1.0
Options vested and exercisable at December 31, 2015	807,686	15.50	1.0
Granted	35,000	15.00	2.0
Exercised	—	—	—
Canceled/Expired	(64,667)	18.00	—
Forfeited	—	—	—

Outstanding at September 30, 2016	820,269	$15.00	0.5
Options vested and exercisable at September 30, 2016	778,019	$15.00	0.5

	Shares	Weighted Average Fair Value per Share	Weighted Average Exercise Price per share	Weighted Average Remaining Contractual Term (in years)
Outstanding non-vested options at December 31, 2015	42,250	$9.00	$15.50	1.0
Granted	35,000	1.90	15.00	2.25
Vested	(35,000)	1.90	15.00	2.25
Forfeited	—	—	—	—

Outstanding non-vested options at September 30, 2016	42,250	$9.00	$15.50	0.25

The following tables summarize certain information related to outstanding stock options under the 2012 Plan as of and for the years ended December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Options outstanding at December 31,2013	1,477,685	$16.00	3.0
Granted	410,822	18.00	3.0
Exercised	—	—	—
Canceled/Expired	(24,667)	18.00	1.5
Forfeited	(249,570)	15.00	2.0

Outstanding at December 31, 2014	1,614,270	16.00	2.0
Options vested and exercisable at December 31, 2014	970,155	$16.00	2.0

Granted	160,000	10.00	1.0
Exercised	—	—	—
Canceled/Expired	(50,000)	12.00	—
Forfeited	(24,398)	12.00	—

Outstanding at December 31, 2015	1,699,872	15.50	1.0
Options vested and exercisable at December 31, 2015	1,615,372	$15.50	1.0

	Shares	Weighted Average Fair Value per Share	Weighted Average Exercise Price per share	Weighted Average Remaining Contractual Term (in years)
Outstanding non-vested options at December 31, 2013	882,456	$11.50	$15.00	3.0
Granted	410,822	4.50	18.00	3.0
Vested	(399,593)	4.50	16.00	3.0
Forfeited	(249,570)	4.50	15.00	3.0

Outstanding non-vested options at December 31, 2014	644,115	$4.50	$16.00	2.0

Granted	160,000	2.40	10.00	1.0
Vested	(695,217)	4.00	15.50	1.0
Forfeited	(24,398)	4.50	15.50	—

Outstanding non-vested options at December 31, 2015	84,500	$4.50	$15.50	1.0